Eaton Vance

Tax-Managed Global Dividend Income Fund

July 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.3%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.	180,702	$4,872,848

		$4,872,848

Banks — 7.2%
Banco Santander SA	1,123,871	$4,796,988
Bank of America Corp.	150,898	4,629,551
Bank Polska Kasa Opieki SA	105,298	2,797,270
Canadian Imperial Bank of Commerce	69,888	5,498,160
Citigroup, Inc.	108,924	7,751,032
ING Groep NV	278,082	3,085,526
KeyCorp	294,662	5,412,941
Societe Generale SA	105,566	2,585,804
UniCredit SpA	217,428	2,560,109
Wells Fargo & Co.	143,386	6,941,316

		$46,058,697

Beverages — 3.7%
Anheuser-Busch InBev SA/NV	65,900	$6,625,361
Coca-Cola Co. (The)	161,392	8,494,061
Coca-Cola HBC AG	59,953	2,062,936
Diageo PLC	158,664	6,616,317

		$23,798,675

Biotechnology — 0.7%
CSL, Ltd.	26,866	$4,192,233

		$4,192,233

Building Products — 1.0%
Assa Abloy AB, Class B	272,206	$6,243,625

		$6,243,625

Capital Markets — 0.5%
TD Ameritrade Holding Corp.	63,381	$3,238,769

		$3,238,769

Chemicals — 2.1%
BASF SE	68,208	$4,527,937
Ecolab, Inc.	19,728	3,979,729
Sika AG	31,692	4,575,505

		$13,083,171

Construction & Engineering — 0.0%(1)
Abengoa SA, Class A(2)	74,946	$1,550
Abengoa SA, Class B(2)	774,970	6,827

		$8,377

Security	Shares	Value
Consumer Finance — 2.3%
Capital One Financial Corp.	64,221	$5,935,305
Discover Financial Services	48,060	4,312,904
Navient Corp.	120,101	1,699,429
OneMain Holdings, Inc.	72,826	3,018,638

		$14,966,276

Diversified Financial Services — 1.3%
ORIX Corp.	571,486	$8,156,208

		$8,156,208

Diversified Telecommunication Services — 0.2%
BT Group PLC	598,416	$1,401,701

		$1,401,701

Electric Utilities — 3.6%
Acciona SA	10,058	$1,070,966
Endesa SA	59,894	1,479,885
Iberdrola SA	618,706	5,869,906
NextEra Energy, Inc.	51,628	10,695,773
Red Electrica Corp. SA	44,708	842,917
SSE PLC	224,293	2,990,202

		$22,949,649

Electrical Equipment — 2.5%
Legrand SA	107,035	$7,539,701
Melrose Industries PLC	3,587,994	8,097,782

		$15,637,483

Electronic Equipment, Instruments & Components — 1.8%
CDW Corp.	36,937	$4,364,476
Keyence Corp.	11,963	6,864,952

		$11,229,428

Entertainment — 2.5%
Nintendo Co., Ltd.	10,075	$3,706,519
Walt Disney Co. (The)	86,467	12,365,646

		$16,072,165

Equity Real Estate Investment Trusts (REITs) — 2.2%
American Tower Corp.	49,320	$10,437,099
Equity Residential	45,962	3,625,942

		$14,063,041

Food Products — 2.2%
Mondelez International, Inc., Class A	133,479	$7,139,792
Nestle SA	63,172	6,701,739

		$13,841,531

Gas Utilities — 0.2%
Enagas SA	69,004	$1,505,263

		$1,505,263

Health Care Equipment & Supplies — 4.4%
Baxter International, Inc.	78,912	$6,626,241
Boston Scientific Corp.(2)	154,676	6,567,543
Danaher Corp.	50,579	7,106,349

Security	Shares	Value
Intuitive Surgical, Inc.(2)	10,283	$5,342,121
Straumann Holding AG	2,940	2,398,461

		$28,040,715

Health Care Providers & Services — 0.8%
Anthem, Inc.	17,839	$5,255,548

		$5,255,548

Hotels, Restaurants & Leisure — 0.9%
Compass Group PLC	213,231	$5,394,852

		$5,394,852

Household Products — 0.6%
Reckitt Benckiser Group PLC	52,258	$4,039,715

		$4,039,715

Industrial Conglomerates — 0.7%
DCC PLC	55,587	$4,687,577

		$4,687,577

Insurance — 3.6%
AIA Group, Ltd.	357,627	$3,667,372
Assurant, Inc.	28,962	3,283,132
Aviva PLC	1,008,022	4,949,001
Chubb, Ltd.	39,456	6,030,455
Prudential PLC	239,045	4,918,167

		$22,848,127

Interactive Media & Services — 5.8%
Alphabet, Inc., Class C(2)(3)	19,729	$24,003,880
Facebook, Inc., Class A(2)	50,789	9,864,748
Tencent Holdings, Ltd.	72,619	3,383,534

		$37,252,162

Internet & Direct Marketing Retail — 3.1%
Amazon.com, Inc.(2)(3)	10,703	$19,980,146

		$19,980,146

IT Services — 2.5%
Amadeus IT Group SA	124,036	$9,693,029
Visa, Inc., Class A	35,468	6,313,304

		$16,006,333

Leisure Products — 1.3%
Yamaha Corp.	175,874	$8,291,123

		$8,291,123

Life Sciences Tools & Services — 0.8%
Lonza Group AG	15,111	$5,176,327

		$5,176,327

Machinery — 5.4%
Alstom SA	60,729	$2,615,523
Atlas Copco AB, Class A	113,755	3,474,547
Fortive Corp.	57,085	4,341,314
Gardner Denver Holdings, Inc.(2)	139,734	4,607,030
ITT, Inc.	105,356	6,576,321

Security	Shares	Value
Stanley Black & Decker, Inc.	43,653	$6,442,746
Xylem, Inc.	83,109	6,672,822

		$34,730,303

Metals & Mining — 1.2%
Rio Tinto, Ltd.	111,233	$7,444,530

		$7,444,530

Multi-Utilities — 1.1%
CMS Energy Corp.	124,244	$7,233,486

		$7,233,486

Oil, Gas & Consumable Fuels — 4.9%
BP PLC	683,137	$4,520,144
ConocoPhillips	74,714	4,414,103
EOG Resources, Inc.	72,196	6,198,027
Exxon Mobil Corp.	92,134	6,851,084
Phillips 66	76,813	7,877,941
Polski Koncern Naftowy ORLEN SA	65,862	1,650,265

		$31,511,564

Personal Products — 1.1%
Unilever PLC	116,479	$7,007,628

		$7,007,628

Pharmaceuticals — 5.0%
Eli Lilly & Co.	51,418	$5,601,991
GlaxoSmithKline PLC	349,019	7,218,035
Johnson & Johnson	48,900	6,367,758
Novo Nordisk A/S, Class B	91,506	4,394,056
Zoetis, Inc.	71,986	8,270,471

		$31,852,311

Professional Services — 1.8%
Recruit Holdings Co., Ltd.	190,565	$6,453,002
Verisk Analytics, Inc.	34,838	5,285,622

		$11,738,624

Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV	34,629	$7,716,181
Infineon Technologies AG	185,947	3,444,141
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	148,170	6,316,487

		$17,476,809

Software — 3.0%
Microsoft Corp.	142,294	$19,390,403

		$19,390,403

Specialty Retail — 3.6%
Industria de Diseno Textil SA	257,724	$7,711,698
Lowe’s Cos., Inc.	59,184	6,001,258
Tiffany & Co.	32,110	3,015,771
TJX Cos., Inc. (The)	68,418	3,732,886
Ulta Beauty, Inc.(2)	7,975	2,785,269

		$23,246,882

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	57,505	$12,250,865

		$12,250,865

Textiles, Apparel & Luxury Goods — 2.0%
adidas AG	15,786	$5,031,678
LVMH Moet Hennessy Louis Vuitton SE	13,590	5,613,475
Samsonite International SA(4)	939,817	1,840,246

		$12,485,399

Wireless Telecommunication Services — 1.3%
Tele2 AB, Class B	582,189	$8,319,116

		$8,319,116

Total Common Stocks (identified cost $521,567,278)		$602,979,685

Preferred Stocks — 0.2%

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.0%(1)
CBL & Associates Properties, Inc., Series D, 7.375%	15,350	$116,660

		$116,660

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25%(4)	11,860	$1,055,540

		$1,055,540

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(5)	15,465	$330,178

		$330,178

Total Preferred Stocks (identified cost $1,614,246)		$1,502,378

Corporate Bonds & Notes — 1.1%

Security	Principal Amount (000’s omitted)	Value
Banks — 0.2%
Bank of America Corp., Series FF, 5.875% to 3/15/28(5)(6)	$255	$271,664
Citigroup, Inc., Series M, 6.30% to 5/15/24(5)(6)	240	254,272
Danske Bank A/S, 7.00% to 6/26/25(5)(6)(7)	205	213,869
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(6)	280	292,236
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)(6)	237	253,167
Societe Generale SA, 7.375% to 10/4/23(4)(5)(6)	200	208,393

		$1,493,601

Capital Markets — 0.1%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(5)(6)	$325	$326,306

		$326,306

Security	Principal Amount (000’s omitted)	Value
Construction & Engineering — 0.0%(1)
Abengoa Abenewco 2 SAU, 1.50%, (0.00% Cash and 1.50% PIK), 4/26/24(4)(8)	$316	$4,744

		$4,744

Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.997%(4)(6)(9)	$4,541	$4,166,473

		$4,166,473

Electric Utilities — 0.0%(1)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$80	$87,122

		$87,122

Gas Utilities — 0.0%(1)
NiSource, Inc., 5.65% to 6/15/23(5)(6)	$290	$288,705

		$288,705

Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(5)(6)	$207	$162,495
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(6)	2,008	29,614
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(5)(6)	195	188,366

		$380,475

Pipelines — 0.1%
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(5)(6)	$360	$340,103

		$340,103

Total Corporate Bonds & Notes (identified cost $9,772,662)		$7,087,529

Exchange-Traded Funds — 2.4%

Security	Shares	Value
Equity Funds — 2.4%
SPDR S&P 500 ETF Trust	52,220	$15,531,794

Total Exchange-Traded Funds (identified cost $15,310,871)		$15,531,794

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.31%(10)	3,672,593	$3,672,593

Total Short-Term Investments (identified cost $3,672,593)		$3,672,593

Total Investments — 98.6% (identified cost $551,937,650)		$630,773,979

Other Assets, Less Liabilities — 1.4%		$8,683,548

Net Assets — 100.0%		$639,457,527

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2019, the aggregate value of these securities is $7,597,246 or 1.2% of the Fund’s net assets.

(5)	Security converts to variable rate after the indicated fixed-rate coupon period.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities is $213,869 or less than 0.5% of the Fund’s net assets.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at July 31, 2019.

(10)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2019 was $56,777.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.8%	$351,892,042
United Kingdom	11.0	69,285,651
Japan	5.3	33,471,804
Spain	5.2	32,983,773
Switzerland	3.3	20,914,968
France	2.9	18,562,896
Sweden	2.9	18,037,288
Germany	2.1	13,003,756
Netherlands	1.7	10,801,707
Canada	1.7	10,458,130
Belgium	1.0	6,625,361
Taiwan	1.0	6,316,487
Denmark	0.7	4,607,925
Poland	0.7	4,447,535
Australia	0.7	4,192,233
Hong Kong	0.6	3,667,372
China	0.5	3,383,534
Italy	0.4	2,560,109
Brazil	0.0 (1)	29,614
Exchange-Traded Funds	2.5	15,531,794

Total Investments	100.0%	$630,773,979

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	59	Long	9/20/19	$8,797,785	$252,962
Nikkei 225 Index	6	Long	9/12/19	1,183,782	21,727
STOXX Europe 600 Banks Index	133	Short	9/20/19	(2,829,781)	(24,556)
STOXX Europe 600 Utilities Index	411	Short	9/20/19	(7,256,886)	107,147

					$357,280

Abbreviations:

ADR	-	American Depositary Receipt

PIK	-	Payment In Kind

PPTT	-	Preferred Pass-Through Trust

At July 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At July 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $381,836 and $24,556, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Communication Services	$46,234,274	$16,810,870		$—	$63,045,144
Consumer Discretionary	35,515,330	33,883,072		—	69,398,402
Consumer Staples	15,633,853	33,053,696		—	48,687,549
Energy	25,341,155	6,170,409		—	31,511,564
Financials	57,751,632	37,516,445		—	95,268,077
Health Care	51,138,022	23,379,112		—	74,517,134
Industrials	38,798,703	39,120,134		—	77,918,837
Information Technology	48,635,535	27,718,303		—	76,353,838
Materials	3,979,729	16,547,972		—	20,527,701
Real Estate	14,063,041	—		—	14,063,041
Utilities	17,929,259	13,759,139		—	31,688,398
Total Common Stocks	$355,020,533	$247,959,152	**	$—	$602,979,685
Preferred Stocks
Consumer Staples	$—	$1,055,540		$—	$1,055,540
Energy	330,178	—		—	330,178
Real Estate	116,660	—		—	116,660
Total Preferred Stocks	$446,838	$1,055,540		$—	$1,502,378
Corporate Bonds & Notes	$—	$7,082,785		$4,744	$7,087,529
Exchange-Traded Funds	15,531,794	—		—	15,531,794
Short-Term Investments	—	3,672,593		—	3,672,593
Total Investments	$370,999,165	$259,770,070		$4,744	$630,773,979
Futures Contracts	$360,109	$21,727		$—	$381,836
Total	$371,359,274	$259,791,797		$4,744	$631,155,815

Liability Description
Futures Contracts	$(24,556)	$—		$—	$(24,556)
Total	$(24,556)	$—		$—	$(24,556)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2019 is not presented.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.